Fortune V Separate Account - Universal VIA Conservative Allocation

SCHEDULE OF INVESTMENTS

At March 31, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 21.24%
Transamerica Capital Growth I2	61,848	602,402
Transamerica Emerging Markets Opps I2	123,833	1,108,304
Transamerica Energy Infrastructure I2	230,467	1,728,500
Transamerica Global Alloc Liquid Trust	50	107
Transamerica International Equity I2	77,559	1,529,462
Transamerica International Growth I2	122,064	1,068,060
Transamerica International Sm Cp Val I2	25,958	357,702
Transamerica International Stock I2	92,896	980,983
Transamerica Large Cap Value I2	173,471	2,432,064
Transamerica Mid Cap Growth I2	4,694	41,264
Transamerica Mid Cap Value I2	56,618	627,333
Transamerica Mid Cap Value Opps I2	38,688	468,898
Transamerica Small Cap Growth I2	56,328	404,435
Transamerica Small Cap Value I2	53,987	394,648
Transamerica Sustainable Equity Inc I2	235,067	1,828,823
Transamerica US Growth I2	95,320	2,584,120

		16,157,105

Fixed Income Funds: 78.89%
Transamerica Bond I2	120,345	1,073,477
Transamerica Core Bond I2	1,473,927	13,736,999
Transamerica Emerging Markets Debt I2	94,797	915,742
Transamerica Inflation Opps I2	463,489	5,005,677
Transamerica Intermediate Bond I2	1,276,224	12,175,172
Transamerica Short-Term Bond I2	877,564	8,635,235
Transamerica Total Return I2	1,937,865	18,467,851

		60,010,153

Total Investments - Unaffiliated (Cost: $80,647,817)		76,167,258

Total Investments (Cost: $80,647,817)		$76,167,258

Net Other Assets (Liabilities): -(0.13)%		(99,934)

Net Assets: 100%		$76,067,324

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$76,167,258	$-	$-	$76,167,258

Total Investments	$76,167,258	$-	$-	$76,167,258

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

Fortune V Separate Account	1	Annual Report 2021

Fortune V Separate Account - Universal VIA Moderate Allocation

SCHEDULE OF INVESTMENTS

At March 31, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 36.74%
Transamerica Capital Growth I2	648,814	$6,319,446
Transamerica Emerging Markets Opps I2	924,219	8,271,762
Transamerica Energy Infrastructure I2	1,155,656	8,667,420
Transamerica Global Alloc Liquid Trust	148	319
Transamerica International Equity I2	561,325	11,069,332
Transamerica International Growth I2	1,365,758	11,950,387
Transamerica International Sm Cp Val I2	230,130	3,171,198
Transamerica International Stock I2	352,528	3,722,694
Transamerica Large Cap Value I2	967,236	13,560,642
Transamerica Mid Cap Growth I2	15,177	133,404
Transamerica Mid Cap Value I2	267,356	2,962,303
Transamerica Mid Cap Value Opps I2	158,137	1,916,616
Transamerica Small Cap Growth I2	403,372	2,896,210
Transamerica Small Cap Value I2	317,062	2,317,725
Transamerica Sustainable Equity Inc I2	1,846,108	14,362,723
Transamerica US Growth I2	450,102	12,202,254

		103,524,435

Fixed Income Funds: 63.38%
Transamerica Bond I2	361,498	3,224,558
Transamerica Core Bond I2	4,475,326	41,710,036
Transamerica Emerging Markets Debt I2	399,232	3,856,584
Transamerica Inflation Opps I2	1,337,304	14,442,885
Transamerica Intermediate Bond I2	3,351,650	31,974,741
Transamerica Short-Term Bond I2	2,416,563	23,778,978
Transamerica Total Return I2	6,256,091	59,620,545

		178,608,327

Total Investments - Unaffiliated (Cost: $293,861,043)		$282,132,762

Total Investments (Cost: $293,861,043)		$282,132,762

Net Other Assets (Liabilities): -(0.12)%		(334,893)

Net Assets: 100%		$281,797,869

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$282,132,762	$-	$-	$282,132,762

Total Investments	$282,132,762	$-	$-	$282,132,762

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

Fortune V Separate Account	2	Annual Report 2021

Fortune V Separate Account - Universal VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At March 31, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 73.14%
Transamerica Capital Growth I2	430,652	$4,194,547
Transamerica Emerging Markets Opps I2	463,545	4,148,729
Transamerica Energy Infrastructure I2	341,697	2,562,727
Transamerica Global Alloc Liquid Trust	50	108
Transamerica International Equity I2	273,110	5,385,733
Transamerica International Growth I2	554,322	4,850,320
Transamerica International Sm Cp Val I2	105,874	1,458,945
Transamerica International Stock I2	83,254	879,164
Transamerica Large Cap Value I2	531,239	7,447,972
Transamerica Mid Cap Growth I2	68,700	603,874
Transamerica Mid Cap Value I2	127,011	1,407,285
Transamerica Mid Cap Value Opps I2	74,469	902,567
Transamerica Small Cap Growth I2	129,335	928,624
Transamerica Small Cap Value I2	123,046	899,469
Transamerica Sustainable Equity Inc I2	841,065	6,543,487
Transamerica US Growth I2	223,420	6,056,911

		48,270,462

Fixed Income Funds: 27.00%
Transamerica Bond I2	85,691	764,364
Transamerica Core Bond I2	469,829	4,378,802
Transamerica Emerging Markets Debt I2	78,692	760,166
Transamerica Inflation Opps I2	121,485	1,312,042
Transamerica Intermediate Bond I2	361,284	3,446,648
Transamerica Short-Term Bond I2	123,922	1,219,393
Transamerica Total Return I2	622,816	5,935,440

		17,816,855

Total Investments - Unaffiliated (Cost: $67,291,492)		66,087,317

Total Investments (Cost: $67,291,492)		$66,087,317

Net Other Assets (Liabilities): -(0.14)%		(88,480)

Net Assets: 100%		$65,998,837

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$66,087,317	$-	$-	$66,087,317

Total Investments	$66,087,317	$-	$-	$66,087,317

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

Fortune V Separate Account	3	Annual Report 2021

Fortune V Separate Account - Universal VIA Growth Allocation

SCHEDULE OF INVESTMENTS

At March 31, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 100.14%
Transamerica Capital Growth I2	335,474	$3,267,517
Transamerica Emerging Markets Opps I2	362,139	3,241,145
Transamerica Energy Infrastructure I2	278,479	2,088,595
Transamerica Global Alloc Liquid Trust	25	54
Transamerica International Equity I2	277,706	5,476,366
Transamerica International Growth I2	430,879	3,770,188
Transamerica International Sm Cp Val I2	88,061	1,213,476
Transamerica International Stock I2	16,617	175,473
Transamerica Large Cap Value I2	453,724	6,361,214
Transamerica Mid Cap Growth I2	38,516	338,552
Transamerica Mid Cap Value I2	138,607	1,535,766
Transamerica Mid Cap Value Opps I2	81,052	982,347
Transamerica Small Cap Growth I2	150,146	1,078,046
Transamerica Small Cap Value I2	88,191	644,676
Transamerica Sustainable Equity Inc I2	714,077	5,555,515
Transamerica US Growth I2	171,732	4,655,657

		40,384,587

Total Investments - Unaffiliated (Cost: $40,272,898)		40,384,587

Total Investments (Cost: $40,272,898)		$40,384,587

Net Other Assets (Liabilities): -(0.14)%		(56,401)

Net Assets: 100%		$40,328,186

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$40,384,587	$-	$-	$40,384,587

Total Investments	$40,384,587	$-	$-	$40,384,587

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

Fortune V Separate Account	4	Annual Report 2021

Fortune V Separate Account - Universal VIA International Mod Growth Alloc

SCHEDULE OF INVESTMENTS

At March 31, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 99.84%
Transamerica Emerging Markets Opps I2	169,982	$1,521,337
Transamerica Global Alloc Liquid Trust	8	17
Transamerica International Equity I2	94,591	1,865,327
Transamerica International Growth I2	235,385	2,059,616
Transamerica International Sm Cp Val I2	96,417	1,328,627
Transamerica International Stock I2	4,870	51,431

		6,826,355

Money Market Fund: 0.35%
Transamerica Money Mkt Transamerica Money Mkt Cl I2	23,693	23,693

		23,693

Total Investment Companies (Cost: $6,662,127)		$6,850,048

Total Investments (Cost: $6,662,127)		$6,850,048

Net Other Assets (Liabilities): -(0.19)%		(12,937)

Net Assets: 100%		$6,837,111

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$6,850,048	$-	$-	$6,850,048

Total Investments	$6,850,048	$-	$-	$6,850,048

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

Fortune V Separate Account	5	Annual Report 2021

Fortune V Separate Account - Universal Money Market

SCHEDULE OF INVESTMENTS

At March 31, 2022

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Money Market Fund: 100.27%
Transamerica Government Money Market I2	3,155,918	3,155,918

		3,155,918

Total Investments - Unaffiliated (Cost: $3,155,917)		$3,155,918

Total Investments (Cost: $3,155,917)		$3,155,918

Net Other Assets (Liabilities): -(0.27)%		(8,524)

Net Assets: 100%		$3,147,394

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 -	Level 2 -	Level 3 -
	Unadjusted	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$3,155,918	$-	$-	$3,155,918

Total Investments	$3,155,918	$-	$-	$3,155,918

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

Fortune V Separate Account	6	Annual Report 2021